Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 50,766	$ 76,827
Accounts receivable, net	13,491	7,738
Inventory	106,363	99,810
Prepaid expenses, deposits, and other current assets	22,600	8,702
Assets held-for-sale		260,625
Total Current Assets	193,220	453,702
Non-current
Property, plant, and equipment, net	310,615	302,680
Intangible assets, net	687,988	744,709
Right-of-use assets - operating, net	127,024	121,340
Right-of-use assets - finance, net	40,671	43,222
Goodwill	94,108	94,108
Deposits and other assets	6,229	8,009
TOTAL ASSETS	1,459,855	1,767,770
Current
Trade payables	24,786	26,671
Accrued liabilities	40,918	25,470
Lease liabilities - operating - current portion	9,776	7,906
Lease liabilities - finance - current portion	9,789	9,529
Contingent consideration - current portion		63,429
Purchase consideration payable		2,849
Income tax payable	90,074	46,006
Debts payable - current portion	23,152	40,523
Liabilities held-for-sale		43,841
Accrued interest payable - current portion	1,983	2,581
Total Current Liabilities	200,478	268,805
Non-current
Deferred tax liabilities, net	64,965	72,413
Lease liabilities - operating - non-current portion	125,739	118,086
Lease liabilities - finance - non-current portion	18,007	24,016
Construction finance liabilities	38,205	36,181
Contingent consideration - non-current portion		26,661
Debts payable - non-current portion	167,351	136,315
Senior secured notes, net of debt issuance costs	243,955	244,682
Accrued interest payable - non-current portion	5,530	4,763
Other long- term liabilities	24,973	524
TOTAL LIABILITIES	889,203	932,446
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	1,370,600	1,349,713
Treasury stock - 645,300 shares	(8,987)	(8,987)
Accumulated other comprehensive income	3,266	3,266
Accumulated deficit	(783,101)	(510,668)
Equity of Ayr Wellness Inc.	581,778	833,324
Noncontrolling interests	(11,126)	2,000
TOTAL SHAREHOLDERS' EQUITY	570,652	835,324
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,459,855	1,767,770
Multiple Voting Shares
Shareholders' equity
Shares	0	0
Subordinate, Restricted, and Limited Voting Shares
Shareholders' equity
Shares	0	0
Exchangeable Shares
Shareholders' equity
Shares	$ 0	$ 0